EMPLOYEE BENEFITS	12 Months Ended
Jun. 30, 2021
EMPLOYEE BENEFITS
EMPLOYEE BENEFITS
NOTE 18 - EMPLOYEE BENEFITS
The Company contributes to a state pension scheme run by the Chinese government in respect of its employees in China, a central provision fund run by the Singapore government in respect of its employees in Singapore, and an employment provident fund in respect of its employees in Malaysia. The expenses related to these plans were$18,757, $17,210 and $24,141 for the years ended June 30, 2019, 2020 and 2021, respectively. These schemes were accounted for as defined contribution plans.